Cover	Jun. 29, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2022
Entity File Number	001-40419
Entity Registrant Name	CATALYST PARTNERS ACQUISITION CORP.
Entity Central Index Key	0001848410
Entity Tax Identification Number	98-1583476
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20 University Road
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	617
Local Phone Number	234-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	CPARU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the Units
Trading Symbol	CPAR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the Units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	CPARW
Security Exchange Name	NASDAQ